United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: Quarter ended 09/30/2018

Item 1.	Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.0%
		Basic Industry - Chemicals—0.7%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$90,875
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	94,138
85,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	87,207
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	302,943
		TOTAL	575,163
		Basic Industry - Metals & Mining—2.2%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	233,989
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	39,580
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	152,817
130,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	135,850
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 10/7/2020	248,125
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	281,096
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	228,583
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	295,695
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	156,096
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	104,459
		TOTAL	1,876,290
		Basic Industry - Paper—1.1%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	137,903
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	277,199
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	145,951
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.70%, 3/15/2021	143,521
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	104,200
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	126,685
		TOTAL	935,459
		Capital Goods - Aerospace & Defense—2.8%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	155,292
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	225,878
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	362,700
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	103,875
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	165,351
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	225,384
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	355,831
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	697,219
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.049%, (3-month USLIBOR +1.735%), 2/15/2042	119,000
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	50,538
		TOTAL	2,461,068
		Capital Goods - Building Materials—0.5%
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	116,934
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	200,290
170,000		Masco Corp., Sr. Unsecd. Note, 4.50%, 5/15/2047	146,380
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,203
		TOTAL	467,807
		Capital Goods - Construction Machinery—0.2%
180,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	170,349

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.9%
$60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	$58,823
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.20%, 9/15/2028	244,131
275,000	Valmont Industries, Inc., 5.25%, 10/1/2054	238,814
240,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	220,515
	TOTAL	762,283
	Capital Goods - Packaging—1.0%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	177,348
65,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	65,593
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	82,296
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	243,613
120,000	WestRock Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	120,243
40,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	40,256
150,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/15/2028	147,706
	TOTAL	877,055
	Communications - Cable & Satellite—2.2%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	473,939
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	363,530
300,000	Charter Communications Operating LLC, 4.20%, 3/15/2028	287,368
165,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	153,456
300,000	Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	306,023
300,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	289,454
50,000	Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	51,038
	TOTAL	1,924,808
	Communications - Media & Entertainment—4.4%
100,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	132,627
300,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	301,262
200,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	198,766
450,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	449,328
200,000	CBS Corp., 3.70%, 8/15/2024	194,657
200,000	CBS Corp., 4.90%, 8/15/2044	195,017
190,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	178,542
400,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	380,471
370,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	380,148
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	282,554
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	232,761
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	70,078
305,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	303,481
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	194,529
280,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	268,793
	TOTAL	3,763,014
	Communications - Telecom Wireless—2.5%
100,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	100,228
200,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	209,396
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	275,797
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	402,527
300,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	273,834
330,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	328,119
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	228,458

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$330,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.25%, 5/30/2048	$332,057
	TOTAL	2,150,416
	Communications - Telecom Wirelines—8.9%
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	741,198
1,290,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,192,211
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	401,107
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	270,483
800,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.30%, 8/15/2058	765,383
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	235,032
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	175,235
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	48,331
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	751,701
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	350,386
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	305,920
360,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	343,924
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	506,711
1,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,606,065
	TOTAL	7,693,687
	Consumer Cyclical - Automotive—2.1%
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	167,213
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	197,275
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	268,724
470,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	466,098
200,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	191,981
455,000	General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	414,213
110,000	General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	119,296
	TOTAL	1,824,800
	Consumer Cyclical - Retailers—3.6%
100,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	101,736
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	81,435
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	129,084
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	51,106
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,316
390,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	386,896
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.05%, 3/25/2048	902,494
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	535,864
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	311,326
150,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	148,163
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	345,347
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	106,037
	TOTAL	3,148,804
	Consumer Cyclical - Services—0.5%
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.75%, 8/1/2028	451,643
	Consumer Non-Cyclical - Food/Beverage—4.8%
125,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	108,933
290,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	266,629
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	195,596
365,000	General Mills, Inc., Sr. Unsecd. Note, 4.55%, 4/17/2038	350,572
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.70%, 4/17/2048	76,950

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	$197,455
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	307,368
150,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	146,821
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	243,261
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	434,094
330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	292,094
220,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	221,173
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	238,238
280,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	267,657
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	133,489
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	282,489
200,000	Tyson Foods, Inc., 3.95%, 8/15/2024	200,145
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	174,834
	TOTAL	4,137,798
	Consumer Non-Cyclical - Health Care—1.5%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	118,022
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	49,911
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	53,924
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	297,431
260,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	256,914
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	40,069
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	232,187
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.10%, 8/15/2047	234,903
	TOTAL	1,283,361
	Consumer Non-Cyclical - Pharmaceuticals—3.6%
400,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	399,434
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	435,524
250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	248,552
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	198,678
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	98,611
500,000	Celgene Corp., Sr. Unsecd. Note, 3.90%, 2/20/2028	481,902
375,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	373,497
190,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	183,699
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	500,147
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	219,152
	TOTAL	3,139,196
	Consumer Non-Cyclical - Products—0.4%
400,000	Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	377,890
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	357,743
	Consumer Non-Cyclical - Tobacco—1.0%
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.54%, 8/15/2047	183,715
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	326,946
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	356,864
	TOTAL	867,525
	Energy - Independent—3.4%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	385,459
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	191,536
500,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	492,562

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	$584,528
390,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	372,816
400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	409,537
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	489,275
	TOTAL	2,925,713
	Energy - Integrated—1.5%
250,000	Husky Energy, Inc., 4.00%, 4/15/2024	249,785
245,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	247,179
100,000	Petro-Canada, Bond, 5.35%, 7/15/2033	108,220
550,000	Petroleos Mexicanos, 6.50%, 6/2/2041	517,000
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	133,120
	TOTAL	1,255,304
	Energy - Midstream—7.2%
80,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	78,270
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	101,208
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	111,512
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	618,964
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.30%, 4/15/2047	242,722
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	267,188
250,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	252,477
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.25%, 2/15/2048	188,741
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	510,710
40,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	41,294
400,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/2024	403,548
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	564,988
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	297,787
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.20%, 3/1/2048	306,657
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	385,235
200,000	MPLX LP, Sr. Unsecd. Note, 4.90%, 4/15/2058	181,454
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	497,951
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	275,666
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	191,868
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	284,004
400,000	Williams Partners LP, Sr. Unsecd. Note, 4.85%, 3/1/2048	387,546
	TOTAL	6,189,790
	Energy - Oil Field Services—0.3%
150,000	Weatherford International Ltd., 7.00%, 3/15/2038	117,000
165,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	118,800
	TOTAL	235,800
	Energy - Refining—0.4%
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	175,858
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	197,392
	TOTAL	373,250
	Financial Institution - Banking—11.4%
210,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	209,149
750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	698,207
200,000	Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	195,904
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	789,799
180,000	Citigroup, Inc., 4.125%, 7/25/2028	174,002

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$250,000	Citigroup, Inc., 5.50%, 9/13/2025	$266,597
400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	388,840
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	242,018
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	456,168
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	476,708
350,000	Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	339,978
400,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	388,476
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	730,027
180,000	Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	177,671
150,000	Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	148,234
250,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	248,926
200,000	Comerica, Inc., 3.80%, 7/22/2026	192,750
250,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	249,313
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	192,103
155,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	154,082
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.95%, 3/14/2028	196,609
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	386,653
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	284,847
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	190,464
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	190,883
400,000	Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	396,524
40,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	42,871
450,000	Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	466,549
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	176,223
410,000	Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	408,306
200,000	SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	188,469
150,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	148,363
	TOTAL	9,795,713
	Financial Institution - Broker/Asset Mgr/Exchange—0.8%
190,000	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	197,353
300,000	Stifel Financial Corp., 4.25%, 7/18/2024	300,016
200,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	197,983
	TOTAL	695,352
	Financial Institution - Finance Companies—1.5%
500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.65%, 9/13/2028	501,920
300,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	316,321
400,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	375,566
70,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	72,350
	TOTAL	1,266,157
	Financial Institution - Insurance - Health—1.2%
500,000	Halfmoon Parent, Inc., Sec. Fac. Bond, Series 144A, 4.125%, 11/15/2025	499,163
500,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 3.75%, 7/15/2023	498,639
	TOTAL	997,802
	Financial Institution - Insurance - Life—1.8%
75,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	97,688
300,000	American International Group, Inc., 4.50%, 7/16/2044	282,228
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	256,386
100,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	88,058
110,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	138,286

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$200,000	Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	$207,343
100,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	153,750
50,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	65,962
250,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	232,549
	TOTAL	1,522,250
	Financial Institution - Insurance - P&C—1.4%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	522,160
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	125,936
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	145,171
60,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	61,793
310,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	321,285
55,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	55,658
	TOTAL	1,232,003
	Financial Institution - REIT - Apartment—1.1%
160,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	157,649
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	147,137
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	98,343
70,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	71,698
250,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	245,824
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	188,947
	TOTAL	909,598
	Financial Institution - REIT - Healthcare—1.0%
400,000	Healthcare Trust of America, 3.70%, 4/15/2023	392,507
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	280,411
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	192,869
	TOTAL	865,787
	Financial Institution - REIT - Office—0.4%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	100,454
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	86,901
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	96,084
60,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	61,621
	TOTAL	345,060
	Financial Institution - REIT - Other—0.3%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	302,803
	Financial Institution - REIT - Retail—1.0%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	124,930
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	78,759
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	277,525
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	167,291
200,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	179,734
45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	43,881
	TOTAL	872,120
	Technology—3.9%
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	60,926
840,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	895,901
190,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	183,349
100,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.60%, 8/15/2021	99,425
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.80%, 10/1/2023	285,718
310,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	311,609

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	$100,093
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.45%, 12/15/2024	69,011
450,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	455,201
350,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	343,430
160,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 6/1/2028	160,283
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	82,412
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	222,779
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	75,398
	TOTAL	3,345,535
	Transportation - Railroads—1.0%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	125,761
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	205,883
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	293,587
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.70%, 5/1/2048	199,447
	TOTAL	824,678
	Transportation - Services—1.1%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	361,541
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.95%, 3/10/2025	392,351
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.40%, 3/1/2023	197,552
	TOTAL	951,444
	Utility - Electric—6.2%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	129,301
80,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	77,842
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	92,936
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	261,000
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	217,263
300,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	287,048
300,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2067	298,125
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	381,177
290,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.625%, 9/14/2025	284,143
200,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.875%, 6/14/2029	194,065
100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	99,820
390,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	358,289
240,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	236,281
600,000	Mississippi Power Co., Sr. Unsecd. Note, 3.95%, 3/30/2028	587,955
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	297,785
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	192,664
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	269,914
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	95,718
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	240,584
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	199,624
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	207,287
30,000	Progress Energy, Inc., 7.05%, 3/15/2019	30,577
80,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	81,874
250,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	254,704
	TOTAL	5,375,976
	Utility - Natural Gas—1.8%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	330,672
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	86,046

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	$196,260
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	120,025
90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	92,063
300,000	Sempra Energy, Sr. Unsecd. Note, 3.40%, 2/1/2028	281,196
200,000	Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	195,641
250,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	248,472
	TOTAL	1,550,375
	TOTAL CORPORATE BONDS (IDENTIFIED COST $82,053,636)	81,078,669
	FOREIGN GOVERNMENTS/AGENCIES—3.4%
	Sovereign—3.4%
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	436,500
850,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	865,300
700,000	Mexico, Government of, 3.75%, 1/11/2028	666,750
200,000	Mexico, Government of, 4.75%, 3/8/2044	191,100
206,000	Mexico, Government of, 6.75%, 9/27/2034	246,170
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	291,300
190,000	Peru, Government of, 6.55%, 3/14/2037	239,875
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,906,872)	2,936,995
	REPURCHASE AGREEMENT—1.9%
1,657,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (AT COST)	1,657,000
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $86,617,508)	85,672,664
	OTHER ASSETS AND LIABILITIES-NET—0.7%[2]	577,425
	TOTAL NET ASSETS—100%	$86,250,089
At September 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Notes 2-Year Long Futures	25	$5,268,359	December 2018	$(14,496)
3U.S. Treasury Notes 10-Year Short Futures	50	$5,939,063	December 2018	$73,024
3U.S. Treasury Bond Ultra Short Futures	8	$1,234,250	December 2018	$48,231
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$106,759
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,581,898 and $9,110,681, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$81,078,669	$—	$81,078,669
Foreign Governments/Agencies	—	2,936,995	—	2,936,995
Repurchase Agreement	—	1,657,000	—	1,657,000
TOTAL SECURITIES	$—	$85,672,664	$—	$85,672,664
Other Financial Instruments[1]
Assets	$121,255	$—	$—	$121,255
Liabilities	(14,496)	—	—	(14,496)
TOTAL OTHER FINANCIAL INSTRUMENTS	$106,759	$—	$—	$106,759
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN-	-Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares		Value
	INVESTMENT COMPANY—99.5%
6,545,195	High Yield Bond Portfolio (IDENTIFIED COST $42,358,972)	$40,907,472
	REPURCHASE AGREEMENT—0.5%
$219,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (IDENTIFIED COST $219,000)	219,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $42,577,972)	41,126,472
	OTHER ASSETS AND LIABILITIES - NET—0.0%[1]	(19,858)
	TOTAL NET ASSETS—100%	$41,106,614
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2017	6,541,012
Purchases/Additions	1,040,725
Sales/Reductions	(1,036,542)
Balance of Shares Held 9/30/2018	6,545,195
Value	$40,907,472
Change in Unrealized Appreciation/Depreciation	$(497,716)
Net Realized Gain/(Loss)	$(342,721)
Dividend Income	$1,793,094
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2018, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $40,907,472 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2018 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.9%
10,080,848	Federated Mortgage Core Portfolio (IDENTIFIED COST $98,646,070)	$95,667,246
	REPURCHASE AGREEMENT—0.2%
$142,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (IDENTIFIED COST $142,000)	142,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $98,788,070)	95,809,246
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[1]	(86,678)
	TOTAL NET ASSETS—100%	$95,722,568
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2017	8,443,514
Purchases/Additions	2,415,094
Sales/Reductions	(777,760)
Balance of Shares Held 9/30/2018	10,080,848
Value	$95,667,246
Change in Unrealized Appreciation/Depreciation	$(2,481,187)
Net Realized Gain/(Loss)	$(322,686)
Dividend Income	$2,115,515
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2018, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $95,667,246 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018